Cost of revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cost of Revenues [Line Items]
Total cost of revenue	$ 42,557	$ 37,879	$ 35,823
Subscription services
Cost of Revenues [Line Items]
Total cost of revenue	9,369	8,795	6,585
Term-license
Cost of Revenues [Line Items]
Total cost of revenue	2,299	1,709	189
Perpetual license and other
Cost of Revenues [Line Items]
Total cost of revenue	9,817	9,370	10,049
Professional services
Cost of Revenues [Line Items]
Total cost of revenue	21,072	18,005	19,000
Materials and changes in inventories
Cost of Revenues [Line Items]
Total cost of revenue	10,316	10,532	7,638
Payroll and related expenses
Cost of Revenues [Line Items]
Total cost of revenue	19,754	17,019	14,272
Training expenses
Cost of Revenues [Line Items]
Total cost of revenue	3,885	2,713	5,338
Shipping expenses
Cost of Revenues [Line Items]
Total cost of revenue	1,548	1,543	1,784
Depreciation and Amortization
Cost of Revenues [Line Items]
Total cost of revenue	1,080	1,327	1,501
Inventory write-off
Cost of Revenues [Line Items]
Total cost of revenue	230	150	262
Travel
Cost of Revenues [Line Items]
Total cost of revenue	1,410	866	1,561
Other
Cost of Revenues [Line Items]
Total cost of revenue	$ 4,334	$ 3,729	$ 3,467